Net Sales and Operating Income Recognized by Geographic Origin (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Segment Reporting Information [Line Items]
Consolidated Sales	¥ 1,924,497	¥ 1,903,477	¥ 1,941,336
Consolidated Property, plant and equipment	290,875	268,527	264,818
Japan
Segment Reporting Information [Line Items]
Consolidated Sales	870,397	886,425	875,819
Consolidated Property, plant and equipment	206,968	199,663	201,841
Americas
Segment Reporting Information [Line Items]
Consolidated Sales	496,605	468,728	520,000
Consolidated Property, plant and equipment	33,402	27,527	24,823
Europe
Segment Reporting Information [Line Items]
Consolidated Sales	421,740	421,373	428,519
Consolidated Property, plant and equipment	26,293	21,527	19,401
Geographic Information Other
Segment Reporting Information [Line Items]
Consolidated Sales	135,755	126,951	116,998
Consolidated Property, plant and equipment	24,212	19,810	18,753
The United States (included in The Americas)
Segment Reporting Information [Line Items]
Consolidated Sales	414,441	396,876	445,433
Consolidated Property, plant and equipment	¥ 27,325	¥ 23,210	¥ 20,086